Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) [Line Items]
Net income (loss) attributable to common stockholders	$ 803,603	$ 3,437,634
Preferred stock dividends	0	1,580
Derivative gain	0	(4,362,645)
Interest expense associated with convertible debt	0	19,159
Net loss for dilutive calculation	$ (803,603)	$ (904,272)
Weighted average shares outstanding (in Shares)	17,225,015	9,772,319	12,081,634	6,733,863
Weighted average shares outstanding for diluted net income (loss) per share (in Shares)	17,225,015	11,985,026	26,250,928	6,733,863
Preferred Stock [Member]
Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) [Line Items]
Dilutive effect of preferred stock (in Shares)	0	126,748
Convertible Debt [Member]
Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) [Line Items]
Dilutive effect of convertible debt (in Shares)	0	2,045,192
Common Stock Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) [Line Items]
Dilutive effect of common stock warrants (in Shares)	37,556	40,767	37,556	54,434